Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
July 31, 2025
GSV-S-NPRT3-0925
1.907949.115
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Erste Group Bank AG	668,900	61,487,736
BELGIUM - 1.1%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	1,361,700	142,592,475
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	1,541,310	24,062,340
TOTAL BELGIUM		166,654,815
CANADA - 1.5%
Industrials - 0.4%
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd	924,840	68,014,720
Materials - 1.1%
Metals & Mining - 1.1%
Franco-Nevada Corp	1,036,828	165,162,151
TOTAL CANADA		233,176,871
CHINA - 1.3%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	2,824,700	197,763,573
DENMARK - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	2,897,900	134,775,547
FINLAND - 1.2%
Industrials - 1.2%
Machinery - 1.2%
Kone Oyj B Shares	2,984,289	183,701,873
FRANCE - 12.9%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	516,923	277,490,505
Health Care - 1.7%
Health Care Equipment & Supplies - 1.7%
EssilorLuxottica SA	864,924	257,225,561
Industrials - 9.3%
Aerospace & Defense - 7.3%
Airbus SE	1,790,400	359,969,150
Safran SA	2,264,100	746,590,225
		1,106,559,375
Electrical Equipment - 2.0%
Legrand SA	2,126,644	314,119,901
TOTAL INDUSTRIALS		1,420,679,276

Information Technology - 0.1%
Software - 0.1%
Lectra	817,577	22,812,311
TOTAL FRANCE		1,978,207,653
GERMANY - 8.7%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	462,347	52,367,317
Financials - 1.8%
Capital Markets - 1.8%
Deutsche Boerse AG	958,945	277,506,621
Information Technology - 6.6%
Software - 6.6%
SAP SE	3,522,800	1,007,365,087
TOTAL GERMANY		1,337,239,025
INDIA - 0.9%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	3,938,200	62,247,486
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd/Gandhinagar	3,123,396	71,738,291
TOTAL INDIA		133,985,777
ITALY - 0.8%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Prada Spa	10,276,759	55,935,046
Industrials - 0.4%
Machinery - 0.4%
Interpump Group SpA	1,614,120	66,239,534
TOTAL ITALY		122,174,580
JAPAN - 11.8%
Communication Services - 1.9%
Entertainment - 1.9%
Nintendo Co Ltd	3,548,200	296,554,826
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
USS Co Ltd	7,716,758	83,872,613
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	1,040,000	131,209,309
Industrials - 5.3%
Construction & Engineering - 0.4%
SHO-BOND Holdings Co Ltd	1,823,700	58,230,623
Machinery - 1.9%
Komatsu Ltd	3,200,700	103,119,836
Mitsubishi Heavy Industries Ltd	8,191,034	195,572,382
		298,692,218
Professional Services - 3.0%
Recruit Holdings Co Ltd	7,726,705	458,434,416
TOTAL INDUSTRIALS		815,357,257

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 2.2%
Azbil Corp	17,235,620	161,056,623
Keyence Corp	494,443	178,855,587
		339,912,210
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	2,289,700	152,263,084
TOTAL INFORMATION TECHNOLOGY		492,175,294

TOTAL JAPAN		1,819,169,299
NETHERLANDS - 4.3%
Industrials - 0.3%
Machinery - 0.1%
Aalberts NV	721,711	23,193,043
Trading Companies & Distributors - 0.2%
IMCD NV	272,569	29,960,890
TOTAL INDUSTRIALS		53,153,933

Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	747,759	523,184,332
BE Semiconductor Industries NV	670,335	91,109,868
		614,294,200
TOTAL NETHERLANDS		667,448,133
SPAIN - 0.8%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Amadeus IT Group SA Class A	1,594,064	128,104,250
SWEDEN - 7.3%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc	526,834	58,768,332
Industrials - 6.3%
Building Products - 1.8%
Assa Abloy AB B Shares	8,257,137	273,230,739
Machinery - 3.9%
Atlas Copco AB A Shares	25,003,544	380,763,644
Epiroc AB A Shares	10,866,217	221,503,548
		602,267,192
Trading Companies & Distributors - 0.6%
AddTech AB B Shares	2,778,100	93,650,994
TOTAL INDUSTRIALS		969,148,925

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	4,253,971	98,991,710
TOTAL SWEDEN		1,126,908,967
SWITZERLAND - 3.4%
Financials - 2.3%
Capital Markets - 2.3%
UBS Group AG	9,289,935	348,150,965
Industrials - 1.1%
Machinery - 1.1%
Schindler Holding AG	356,121	129,426,801
Schindler Holding AG	139,712	49,279,764
		178,706,565
TOTAL SWITZERLAND		526,857,530
TAIWAN - 2.8%
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co Ltd	11,235,885	431,597,511
UNITED KINGDOM - 14.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Rightmove PLC	4,510,676	48,764,200
Consumer Discretionary - 5.6%
Hotels, Restaurants & Leisure - 5.3%
Compass Group PLC	14,158,500	497,522,252
InterContinental Hotels Group PLC ADR	2,615,816	303,853,187
		801,375,439
Leisure Products - 0.3%
Games Workshop Group PLC	200,400	43,112,831
TOTAL CONSUMER DISCRETIONARY		844,488,270

Financials - 2.5%
Capital Markets - 2.5%
3i Group PLC	1,741,400	95,153,874
London Stock Exchange Group PLC	2,433,100	296,582,957
		391,736,831
Industrials - 5.0%
Aerospace & Defense - 2.4%
BAE Systems PLC	15,221,250	363,188,792
Professional Services - 2.3%
RELX PLC	6,710,700	348,695,278
Trading Companies & Distributors - 0.3%
Howden Joinery Group PLC	4,688,600	54,489,596
TOTAL INDUSTRIALS		766,373,666

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Spectris PLC	1,590,815	83,826,302
Software - 0.6%
Sage Group PLC/The	5,651,700	91,059,796
TOTAL INFORMATION TECHNOLOGY		174,886,098

TOTAL UNITED KINGDOM		2,226,249,065
UNITED STATES - 24.5%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
PriceSmart Inc	446,327	47,980,152
Financials - 9.5%
Capital Markets - 4.5%
Moody's Corp (a)	664,759	342,836,160
S&P Global Inc	613,580	338,143,938
		680,980,098
Financial Services - 3.6%
Mastercard Inc Class A	499,531	282,969,326
Visa Inc Class A	789,070	272,600,012
		555,569,338
Insurance - 1.4%
Marsh & McLennan Cos Inc	1,108,815	220,875,948
TOTAL FINANCIALS		1,457,425,384

Industrials - 6.9%
Electrical Equipment - 4.8%
GE Vernova Inc	583,500	385,279,215
Schneider Electric SE	1,334,300	345,308,060
		730,587,275
Machinery - 0.0%
Otis Worldwide Corp	36,400	3,119,116
Professional Services - 2.1%
Experian PLC	6,237,906	328,679,958
TOTAL INDUSTRIALS		1,062,386,349

Materials - 7.9%
Chemicals - 4.1%
Linde PLC	1,017,401	468,268,985
Sherwin-Williams Co/The	485,281	160,569,777
		628,838,762
Construction Materials - 3.8%
CRH PLC	6,082,740	580,597,533
TOTAL MATERIALS		1,209,436,295

TOTAL UNITED STATES		3,777,228,180
TOTAL COMMON STOCKS (Cost $9,007,081,666)		15,252,730,385

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd Series E1 (b)(c)(d) (Cost $18,859,141)	172,113	40,379,431

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	62,690,814	62,703,352
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	1,045,895	1,046,000
TOTAL MONEY MARKET FUNDS (Cost $63,749,352)			63,749,352

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $9,089,690,159)	15,356,859,168
NET OTHER ASSETS (LIABILITIES) - 0.2%	32,607,542
NET ASSETS - 100.0%	15,389,466,710

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,379,431 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	224,016,378	2,555,348,017	2,716,661,043	8,093,607	-	-	62,703,352	62,690,814	0.1%
Fidelity Securities Lending Cash Central Fund	13,132,161	79,499,439	91,585,600	348,710	-	-	1,046,000	1,045,895	0.0%
Total	237,148,539	2,634,847,456	2,808,246,643	8,442,317	-	-	63,749,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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